UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.



THE ADVISORS' INNER CIRCLE FUND

THE MCKEE INTERNATIONAL EQUITY PORTFOLIO
ANNUAL REPORT                                                   OCTOBER 31, 2009

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................    8
Statement of Operations ...................................................    9
Statement of Changes in Net Assets ........................................   10
Financial Highlights ......................................................   11
Notes to Financial Statements .............................................   12
Report of Independent Public Accounting Firm ..............................   24
Disclosure of Portfolio Expenses ..........................................   25
Trustees and Officers of The Advisors' Inner Circle Fund ..................   28
Notice to Shareholders ....................................................   36

The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

Dear Shareholders:

ECONOMIC AND MARKET PERSPECTIVE

Global economic growth has resumed led by Asia and the emerging market countries. The developed economies are being helped by stimulative fiscal and monetary policies which should remain in place for an extended period. Credit markets have normalized with low interest rates especially at the short end of the yield curve. The dollar has weakened against most major currencies while commodity prices have spiked upward. The core inflation rate remains low but could rise if monetary stimulus remains in place too long. Corporate profits have fallen less than anticipated as cost cutting and higher productivity has offset weak revenue growth. Earnings are expected to rise in 2010 though revenue growth remains a concern. Equity prices have risen sharply throughout the world in response to economic recovery and improved earnings. As a result, valuation levels have risen and equities are no longer inexpensive.

PERFORMANCE

For the twelve months ending October 31, 2009, the Portfolio's return of 36.34% was 863 basis points greater than the 27.71% return for the benchmark Morgan Stanley MSCI EAFE Index (the Index). Excellent stock selection, especially in the financials and materials sectors, was responsible for the outperformance.

PORTFOLIO STRUCTURE

As of October 31, 2009, the Portfolio was invested in 19 countries. The Portfolio is significantly overweight in the Euro Zone but underweight in Australia, Japan, and the United Kingdom. Emerging markets and Canada, which are not included in the Index, accounted for 5% and 2% of the Portfolio respectively. The Portfolio is overweight in industrials, energy and health care. Financials, consumer staples, and materials are underweight. On October 31, 2009, the Portfolio was invested in 53 companies.

OUTLOOK

Though the global recession has ended, the trajectory of the recovery remains uncertain. Rising unemployment and high debt levels are burdening U.S. consumer spending and restraining export growth among foreign suppliers. At the same time, monetary and fiscal stimulus may cause overheating of the emerging economies along with commodity and property price bubbles. While central banks will keep interest rates low in the near term, credit markets may react adversely once policy is

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

tightened. Should policy remain loose too long, however, inflation could accelerate. Massive U.S. budget and trade deficits along with historically low short term interest rates continue to weigh on the dollar. Equity prices have discounted the economic and earnings recoveries and stocks are no longer inexpensive. Should the global economic expansion continue along with accelerating earnings growth, further equity price appreciation is possible.

Yours truly,


/s/ Eugene M. Natali
Eugene M. Natali
C.S. MCKEE CHIEF EXECUTIVE OFFICER

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

MORGAN STANLEY MSCI EAFE INDEX is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

Growth of a $10,000 Investment

    AVERAGE ANNUAL TOTAL RETURN
 FOR PERIOD ENDED OCTOBER 31, 2009
----------------------------------
           Annualized   Annualized
One Year     5 year       10 year
 Return      Return       Return
--------   ----------   ----------
 36.34%       6.19%        3.72%

                               (PERFORMANCE GRAPH)

                 McKee
             International      MSCI
              Equity Fund    EAFE Index
             -------------   ----------
10/31/1999      $10,000        $10,000
10/31/2000      $ 9,831        $ 9,710
10/31/2001      $ 7,843        $ 7,290
10/31/2002      $ 6,820        $ 6,327
10/31/2003      $ 8,740        $ 8,037
10/31/2004      $10,674        $ 9,551
10/31/2005      $12,264        $11,279
10/31/2006      $15,652        $14,383
10/31/2007      $19,752        $17,966
10/31/2008      $10,570        $ 9,590
10/31/2009      $14,411        $12,247

     THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT,
    WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE
     IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE PORTFOLIO. THE PORTFOLIO'S
   PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS,
       DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE
      INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.
    THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT
     IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Financials                   20.4%
Industrials                  12.5%
Short Term Investments        9.5%
Energy                        9.4%
Health Care                   8.9%
Consumer Discretionary        7.4%
Consumer Staples              7.4%
Materials                     7.0%
Information Technolgy         6.8%
Telecommunication Services    5.8%
Utilities                     4.9%

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.5%

                                                             SHARES          VALUE
                                                          ------------   ------------
AUSTRALIA -- 1.7%
   CSL ................................................        120,000   $  3,382,255
                                                                         ------------
BRAZIL -- 1.9%
   Vale ADR, Cl B (A) .................................        154,000      3,925,460
                                                                         ------------
CANADA -- 2.0%
   Talisman Energy ....................................        240,000      4,112,885
                                                                         ------------
FINLAND -- 1.1%
   Nokia ..............................................        170,000      2,152,852
                                                                         ------------
FRANCE -- 8.7%
   AXA ................................................        155,000      3,864,828
   BNP Paribas ........................................         44,000      3,323,261
   Cie Generale de Geophysique-Veritas* ...............        160,000      3,177,030
   Total S.A ..........................................         65,000      3,899,660
   Vivendi ............................................        125,000      3,476,745
                                                                         ------------
                                                                           17,741,524
                                                                         ------------
GERMANY -- 10.4%
   Allianz ............................................         30,000      3,447,592
   Bayer ..............................................         60,000      4,173,570
   Bayerische Motoren Werke ...........................         69,700      3,418,412
   E.ON ...............................................        100,000      3,842,384
   MAN ................................................         40,000      3,302,370
   STADA Arzneimittel .................................        110,000      2,955,582
                                                                         ------------
                                                                           21,139,910
                                                                         ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                             SHARES          VALUE
                                                          ------------   ------------
GREECE -- 4.5%
   Coca-Cola Hellenic Bottling ........................        200,000   $  5,226,019
   EFG Eurobank Ergasias* .............................        244,897      3,889,261
                                                                         ------------
                                                                            9,115,280
                                                                         ------------
HONG KONG -- 1.5%
   New World Development ..............................      1,400,000      3,013,402
                                                                         ------------
INDIA -- 1.7%
   Infosys Technologies ADR (A) .......................         75,000      3,450,000
                                                                         ------------
ITALY -- 3.3%
   Finmeccanica .......................................        200,000      3,364,758
   UniCredit ..........................................      1,005,031      3,375,754
                                                                         ------------
                                                                            6,740,512
                                                                         ------------
JAPAN -- 18.6%
   Canon ..............................................         85,000      3,186,863
   East Japan Railway .................................         60,000      3,820,893
   Fanuc ..............................................         40,000      3,303,912
   KDDI ...............................................            700      3,694,512
   Komatsu ............................................        240,000      4,652,683
   Kubota (A) .........................................        350,000      2,704,599
   Mitsubishi UFJ Financial Group .....................        520,000      2,754,278
   Nintendo ...........................................         13,000      3,242,529
   Nissan Chemical Industries .........................        260,000      3,332,173
   Seven & I Holdings .................................        155,000      3,374,368
   Shionogi ...........................................        175,000      3,753,962
                                                                         ------------
                                                                           37,820,772
                                                                         ------------
NETHERLANDS -- 1.5%
   TNT ................................................        112,750      2,997,814
                                                                         ------------
PORTUGAL -- 1.7%
   Portugal Telecom ...................................        300,000      3,438,005
                                                                         ------------
SINGAPORE -- 1.8%
   DBS Group Holdings .................................        400,000      3,670,886
                                                                         ------------
SPAIN -- 9.3%
   Banco Santander ....................................        385,000      6,211,514
   Inditex (A) ........................................         80,000      4,708,060

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                             SHARES/
                                                            NUMBER OF
                                                             RIGHTS          VALUE
                                                          ------------   ------------
SPAIN -- CONTINUED
   Red Electrica ......................................         50,000   $  2,589,155
   Telefonica (A) .....................................        195,000      5,459,727
                                                                         ------------
                                                                           18,968,456
                                                                         ------------
SWEDEN -- 1.2%
   Nordea Bank ........................................        225,000      2,428,476
                                                                         ------------
SWITZERLAND -- 6.3%
   ABB ................................................        160,000      2,981,013
   Credit Suisse Group ................................         90,000      4,818,896
   Novartis ...........................................         95,000      4,955,014
                                                                         ------------
                                                                           12,754,923
                                                                         ------------
TAIWAN -- 1.3%
   Taiwan Semiconductor Manufacturing ADR .............        275,000      2,623,500
                                                                         ------------
UNITED KINGDOM -- 18.0%
   Anglo American .....................................        110,000      3,997,330
   BG Group ...........................................        210,000      3,630,408
   Centrica ...........................................      1,000,000      4,080,030
   Diageo .............................................        230,000      3,762,433
   Royal Dutch Shell, Cl B ............................         86,199      2,492,173
   Royal Dutch Shell ADR, Cl B (A) ....................         50,000      2,908,000
   SABMiller ..........................................        145,000      3,817,105
   Standard Chartered .................................        140,000      3,449,320
   Vedanta Resources ..................................        120,000      4,123,698
   WPP ................................................        475,000      4,275,293
                                                                         ------------
                                                                           36,535,790
                                                                         ------------
   TOTAL COMMON STOCK (Cost $161,549,771) .............                   196,012,702
                                                                         ------------
RIGHTS -- 0.1%
SPAIN -- 0.1%
   Banco Santander, Expires November 2009*
      (Cost $--) ......................................        385,000         68,166
                                                                         ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

REPURCHASE AGREEMENT -- 3.4%

                                                          FACE AMOUNT/
                                                             SHARES          VALUE
                                                          ------------   ------------
HSBC
   0.100%, dated 10/30/09, to be repurchased
   on 11/02/09, repurchase price $6,954,517
   (collateralized by various Yankee Bonds,
   ranging in par value from $575,000-3,845,000,
   0.000-9.250%, 04/02/12 to 07/15/17,
   total market value $7,093,699)
   (Cost $6,954,459) ..................................   $  6,954,459   $  6,954,459
                                                                         ------------
CASH EQUIVALENTS (B)(C) -- 9.0%
   Dreyfus Institutional Cash Advantage Fund, 0.182% ..      3,150,000      3,150,000
   Invesco AIM Liquid Asset Money Fund, 0.208% ........      6,500,000      6,500,000
   JPMorgan Prime Money Market Fund, 0.191% ...........      4,120,118      4,120,118
   Merrill Lynch Select Institutional Fund, 0.185% ....      4,500,000      4,500,000
                                                                         ------------
   TOTAL CASH EQUIVALENTS
      (Cost $18,270,118) ..............................                    18,270,118
                                                                         ------------
   TOTAL INVESTMENTS- 109.0%
      (Cost $186,774,348) .............................                  $221,305,445
                                                                         ============

PERCENTAGES ARE BASED ON NET ASSETS OF $203,107,457.

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2009 WAS $17,871,351.

(B)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

(C) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2009 WAS $18,270,118.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments, at Value + (Cost $186,774,348) ...................   $221,305,445
Dividend and Interest Receivable ..............................        435,917
Reclaim Receivable ............................................         90,275
Receivable for Capital Shares Sold ............................            252
Prepaid Expenses ..............................................          8,399
                                                                  ------------
   TOTAL ASSETS ...............................................    221,840,288
                                                                  ------------
LIABILITIES:
Collateral Held for Securities on Loan ........................     18,270,118
Payable for Investment Securities Purchased ...................        136,743
Payable due to Investment Adviser .............................        124,186
Payable for Capital Shares Redeemed ...........................        102,580
Payable due to Administrator ..................................         21,290
Chief Compliance Officer Fees Payable .........................          3,131
Payable due to Trustees .......................................          1,851
Other Accrued Expenses and Other Payables .....................         72,932
                                                                  ------------
   TOTAL LIABILITIES ..........................................     18,732,831
                                                                  ------------
NET ASSETS ....................................................   $203,107,457
                                                                  ============
NET ASSETS CONSIST OF:
Paid-in Capital ...............................................   $176,634,327
Undistributed Net Investment Income ...........................      3,095,143
Accumulated Net Realized Loss on Investments, Foreign Currency
   and Translation of Other Assets and Liabilities Denominated
   in Foreign Currencies ......................................    (11,072,968)
Net Unrealized Appreciation on Investments ....................     34,531,097
Net Unrealized Depreciation on Foreign Currency and Translation
   of Other Assets and Liabilities Denominated in
   Foreign Currencies .........................................        (80,142)
                                                                  ------------
NET ASSETS ....................................................   $203,107,457
                                                                  ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest (unlimited
   authorization -- no par value) .............................     18,306,650
Net Asset Value, Per Share ....................................   $      11.09
                                                                  ============

+    INCLUDES MARKET VALUE OF SECURITIES ON LOAN OF $17,871,351.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             FOR THE YEAR ENDED
                                                             OCTOBER 31, 2009

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
Dividends .....................................................   $  5,450,458
Interest ......................................................          8,093
Income received from securities lending .......................        139,278
Less: Foreign Taxes Withheld ..................................       (510,476)
                                                                  ------------
   TOTAL INVESTMENT INCOME ....................................      5,087,353
                                                                  ------------
EXPENSES:
Investment Advisory Fees ......................................      1,219,695
Administration Fees ...........................................        209,092
Shareholder Serving Fees ......................................         53,591
Chief Compliance Officer Fees .................................          9,433
Trustees' Fees ................................................          7,535
Transfer Agent Fees ...........................................         70,606
Custodian Fees ................................................         50,623
Legal Fees ....................................................         39,807
Printing Fees .................................................         26,008
Registration and Filing Fees ..................................         22,552
Audit Fees ....................................................         18,613
Other Expenses ................................................         28,063
                                                                  ------------
   TOTAL EXPENSES .............................................      1,755,618
                                                                  ------------
Less:
   Fees Paid Indirectly -- Note 4 .............................           (166)
                                                                  ------------
   NET EXPENSES ...............................................      1,755,452
                                                                  ------------
NET INVESTMENT INCOME .........................................      3,331,901
                                                                  ------------
NET REALIZED LOSS ON:
Investments ...................................................     (9,625,034)
Foreign Currency Transactions .................................        (20,506)
                                                                  ------------
NET REALIZED LOSS .............................................     (9,645,540)
                                                                  ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments ...................................................     64,060,753
Foreign Currency Transactions .................................          3,567
                                                                  ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ..........     64,064,320
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS ..............................     54,418,780
                                                                  ------------
Net Increase in Net Assets Resulting from Operations ..........   $ 57,750,681
                                                                  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                      YEAR            YEAR
                                                                      ENDED          ENDED
                                                                   OCTOBER 31,    OCTOBER 31,
                                                                      2009            2008
                                                                  ------------   -------------
OPERATIONS:
   Net Investment Income ......................................   $  3,331,901   $   5,948,349
   Net Realized Loss on Investments and Foreign Currency
      Transactions ............................................     (9,645,540)       (999,691)
   Net Change in Unrealized Appreciation/ (Depreciation)
      on Investments and Foreign Currency Transactions ........     64,064,320    (138,432,627)
                                                                  ------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .........................................     57,750,681    (133,483,969)
                                                                  ------------   -------------
DIVIDENDS:
   Dividends from Net Investment Income .......................     (6,081,279)     (5,368,552)
   Distributions from Net Capital Gains .......................       (529,003)    (26,231,277)
                                                                  ------------   -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..........................     (6,610,282)    (31,599,829)
                                                                  ------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................................     19,915,950      31,289,956
   Reinvestment of Distributions ..............................      6,395,516      31,249,593
   Redemption Fees - Note 2 ...................................         61,538               4
   Redeemed ...................................................    (35,175,972)    (12,118,199)
                                                                  ------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ..............................     (8,802,968)     50,421,354
                                                                  ------------   -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ....................     42,337,431    (114,662,444)
                                                                  ------------   -------------
NET ASSETS:
   Beginning of Year ..........................................    160,770,026     275,432,470
                                                                  ------------   -------------
   End of Year (including Undistributed Net Investment Income
      of $3,095,143 and $5,845,288, respectively) .............   $203,107,457   $ 160,770,026
                                                                  ============   =============
SHARES TRANSACTIONS:
   Issued .....................................................      2,337,781       2,515,056
   Reinvestment of Distributions ..............................        765,062       2,056,307
   Redeemed ...................................................     (3,760,019)       (938,916)
                                                                  ------------   -------------
   Net Increase (Decrease) in Shares Outstanding From
      Share Transactions ......................................       (657,176)      3,632,447
                                                                  ============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEARS ENDED OCTOBER 31,
                               -----------------------------------------------------
                                 2009       2008        2007       2006       2005
                               --------   --------    --------   --------   --------
Net Asset Value,
   Beginning of Year .......   $   8.48   $  17.97    $  15.68   $  12.47   $  11.00
                               --------   --------    --------   --------   --------
Income (Loss) from
   Investment Operations:
Net Investment Income* .....       0.17       0.34        0.34       0.29       0.19
Net Realized and Unrealized
   Gain (Loss) .............       2.79      (7.83)       3.47       3.12       1.44
                               --------   --------    --------   --------   --------
   Total from Investment
      Operations ...........       2.96      (7.49)       3.81       3.41       1.63
                               --------   --------    --------   --------   --------
Redemption Fees** ..........         --         --          --         --         --
                               --------   --------    --------   --------   --------
Dividends and Distributions:
   Net Investment Income ...      (0.32)     (0.31)      (0.27)     (0.20)     (0.16)
   Capital Gains ...........      (0.03)     (1.69)      (1.25)        --         --
                               --------   --------    --------   --------   --------
   Total Dividends
      and Distributions ....      (0.35)     (2.00)      (1.52)     (0.20)     (0.16)
                               --------   --------    --------   --------   --------
Net Asset Value,
   End of Year .............   $  11.09   $   8.48    $  17.97   $  15.68   $  12.47
                               ========   ========    ========   ========   ========
TOTAL RETURN+ ..............      36.34%    (46.49)%     26.19%     27.62%     14.90%
                               ========   ========    ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Year (Thousands) ........   $203,107   $160,770    $275,432   $243,248   $232,696
Ratio of Expenses
   to Average Net
   Assets(1) ...............       1.01%      1.00%       0.99%      1.00%      1.01%
Ratio of Net Investment
   Income to Average
   Net Assets ..............       1.91%      2.50%       2.10%      2.02%      1.60%
Portfolio Turnover Rate ....         22%        25%         16%        13%        27%

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

**   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD BE EQUAL TO THE RATIO PRESENTED.

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the "Portfolio"). The investment objective of the Portfolio is long-term total return. The Portfolio invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), The "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolio.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. markets that exceeds a specific

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non- U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's administrator and can request that a meeting of the Committee be held.

If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

As of October 31, 2009, the total market value of securities in the Portfolio, valued in accordance with fair valued procedures, was $178,992,857 or 88.1% of net assets.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Investments in Securities           Level 1        Level 2     Level 3       Total
-------------------------         -----------   ------------   -------   ------------
Common Stock
   Australia                      $        --   $  3,382,255     $--     $  3,382,255
   Brazil                           3,925,460             --      --        3,925,460
   Canada                           4,112,885             --      --        4,112,885
   Finland                                 --      2,152,852      --        2,152,852
   France                                  --     17,741,524      --       17,741,524
   Germany                                 --     21,139,910      --       21,139,910
   Greece                                  --      9,115,280      --        9,115,280
   Hong Kong                               --      3,013,402      --        3,013,402
   India                            3,450,000             --      --        3,450,000
   Italy                                   --      6,740,512      --        6,740,512
   Japan                                   --     37,820,772      --       37,820,772
   Netherlands                             --      2,997,814      --        2,997,814
   Portugal                                --      3,438,005      --        3,438,005
   Singapore                               --      3,670,886      --        3,670,886
   Spain                                   --     18,968,456      --       18,968,456
   Sweden                                  --      2,428,476      --        2,428,476
   Switzerland                             --     12,754,923      --       12,754,923
   Taiwan                           2,623,500             --      --        2,623,500
   United Kingdom                   2,908,000     33,627,790      --       36,535,790
                                  -----------   ------------     ---     ------------
Total Common Stock                 17,019,845    178,992,857      --      196,012,702
Rights                                     --         68,166      --           68,166
Cash Equivalents                           --     18,270,118      --       18,270,118
Repurchase Agreement                       --      6,954,459      --        6,954,459
                                  -----------   ------------     ---     ------------
Total Investments in Securities   $17,019,845   $204,285,600     $--     $221,305,445
                                  ===========   ============     ===     ============

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

For the year ended October 31, 2009, there have been no significant changes to the Portfolio's fair value methodologies.

FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of October 31, 2009, there were no open forward foreign currency exchange contracts or outstanding spot contracts.

WRITTEN OPTIONS -- When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio will write covered calls against equity positions as a hedging strategy.

WRITTEN OPTIONS TRANSACTIONS -- There were no written option transactions entered into during the year ended October 31, 2009.

EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. As of October 31, 2009, there were no illiquid securities.

REDEMPTION FEES -- The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the years ended October 31, 2009 and October 31, 2008 there were $61,538 and $4, respectively, in redemption fees retained by the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the "Adviser").

Union Bank, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

During the year ended October 31, 2009, the Portfolio earned cash management credits of $166 which were used to offset transfer agent expenses. This amount is labeled "Fees Paid Indirectly" on the Statement of Operations.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2009, the Portfolio made purchases of $36,515,353 and sales of $47,630,378 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions, TIP adjustments and a reclass of distributions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Permanent differences are primarily attributable to foreign currency gain/loss, TIP adjustments and reclassification of distributions which have been classified to/from the following accounts:

 UNDISTRIBUTED    ACCUMULATED
NET INVESTMENT   NET REALIZED
     LOSS            GAIN
--------------   ------------
    $(767)           $767

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

        ORDINARY     LONG TERM
         INCOME     CAPITAL GAIN      TOTAL
       ----------   ------------   -----------
2009   $6,082,275    $   528,007   $ 6,610,282
2008    6,912,938     24,686,891    31,599,829

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

As of October 31, 2009, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income   $  3,095,143
Unrealized Appreciation           34,450,955
Capital Loss Carryforwards       (11,072,968)
                                ------------
Total Distributable Earnings    $ 26,473,130
                                ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2009, the Portfolio had the following capital loss carryforwards:

YEAR EXPIRING      AMOUNT
-------------   -----------
    2017        $11,072,968

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Portfolio at October 31, 2009, were as follows:

                 AGGREGATE      AGGREGATE
                   GROSS          GROSS          NET
   FEDERAL      UNREALIZED     UNREALIZED     UNREALIZED
  TAX COST     APPRECIATION   DEPRECIATION   APPRECIATION
------------   ------------   ------------   ------------
$186,774,348    $47,707,841   $(13,176,744)   $34,531,097

8. CONCENTRATION OF RISKS:

The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are recognized/earned.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

9. OTHER:

At October 31, 2009, 51% of total shares outstanding were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short- term money market instruments. It's the Portfolio's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2009, the value of the securities on loan was $17,871,351.

11. SUBSEQUENT EVENTS:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through December 21, 2009, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2009.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
McKee International Equity Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of McKee International Equity Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Fund") at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2009

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your Portfolio's actual return - the account values shown may not apply to your specific investment

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2009

DISCLOSURE OF PORTFOLIO EXPENSES -- CONCLUDED

                          BEGINNING     ENDING                  EXPENSES
                           ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                            VALUE        VALUE       EXPENSE     DURING
                           5/1/2009   10/31/2009     RATIOS     PERIOD*
                          ---------   ----------   ----------   --------
MCKEE INTERNATIONAL EQUITY PORTFOLIO - INSTITUTIONAL CLASS SHARES
ACTUAL PORTFOLIO RETURN   $1,000.00    $1,357.00      0.98%      $5.82
HYPOTHETICAL 5% RETURN     1,000.00     1,020.27      0.98        4.99

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

                       This page intentionally left blank

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of

                                                        TERM OF
                                 POSITION(S)          OFFICE AND
      NAME, ADDRESS,              HELD WITH            LENGTH OF
          AGE(1)                  THE TRUST         TIME SERVED(2)
-------------------------   ---------------------   --------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER               Chairman of the      (Since 1991)
63 yrs. old                   Board of Trustees

WILLIAM M. DORAN                   Trustee          (since 1992)
1701 Market Street
Philadelphia, PA 19103
69 yrs. old

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-625-3346. The following chart lists Trustees and Officers as of October 31, 2009.

                                            NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                        INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)             OVERSEEN BY                 OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS               BOARD MEMBER              HELD BY BOARD MEMBER(3)
-------------------------------------   -----------------   ----------------------------------------
Currently performs various services             30          Trustee of The Advisors' Inner Circle
on behalf of SEI Investments for                            Fund II, Bishop Street Funds, SEI Asset
which Mr. Nesher is compensated.                            Allocation Trust, SEI Daily Income
                                                            Trust, SEI Institutional International
                                                            Trust, SEI Institutional Investments
                                                            Trust, SEI Institutional Managed Trust,
                                                            SEI Liquid Asset Trust, SEI Tax Exempt
                                                            Trust, and SEI Alpha Strategy
                                                            Portfolios, L.P., Director of SEI Global
                                                            Master Fund, plc, SEI Global Assets
                                                            Fund, plc, SEI Global Investments Fund,
                                                            plc, SEI Investments Global, Limited,
                                                            SEI Investments Global Fund Services,
                                                            Limited, SEI Investments (Europe), Ltd,
                                                            SEI Investments Unit Trust Management
                                                            (UK) Limited and SEI Global Nominee
                                                            Ltd., SEI Opportunity Fund, L.P, SEI
                                                            Structured Credit Fund, L.P., and SEI
                                                            Multi-Strategy Funds plc, SEI Islamic
                                                            Investments Fund plc.

Self-employed Consultant since 2003.            30          Trustee of The Advisors' Inner Circle
Partner, Morgan, Lewis & Bockius LLP                        Fund II, Bishop Street Funds, SEI Asset
(law firm) from 1976- 2003, counsel                         Allocation Trust, SEI Daily Income
to the Trust, SEI, SIMC, the                                Trust, SEI Institutional International
Administrator and the Distributor.                          Trust, SEI Institutional Investments
Secretary of SEI Investments since                          Trust, SEI Institutional Managed Trust,
1978.                                                       SEI Liquid Asset Trust, SEI Tax Exempt
                                                            Trust, and SEI Alpha Strategy
                                                            Portfolios, L.P., Director of SEI since
                                                            1974. Director of the Distributor since
                                                            2003. Director of SEI Investments Global
                                                            Fund Services, Limited, SEI Investments
                                                            Global, Limited, SEI Investments
                                                            (Europe) Limited, SEI Investments
                                                            (Asia), Limited and SEI Asset Korea Co.,
                                                            Ltd., SEI Global Nominee Limited and SEI
                                                            Investments Unit Trust Management (UK)
                                                            Limited.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                        TERM OF
                                 POSITION(S)          OFFICE AND
      NAME, ADDRESS,              HELD WITH            LENGTH OF
          AGE(1)                  THE TRUST         TIME SERVED(2)
-------------------------   ---------------------   --------------
INDEPENDENT BOARD MEMBERS

JAMES M. STOREY                    Trustee          (Since 1994)
78 yrs. old

GEORGE J. SULLIVAN, JR.            Trustee          (Since 1999)
66 yrs. old

BETTY L. KRIKORIAN                 Trustee          (Since 2005)
66 yrs. old

CHARLES E. CARLBOM                 Trustee          (Since 2005)
75 yrs. old

MITCHELL A. JOHNSON                Trustee          (Since 2005)
67 yrs. old

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust

THE ADVISORS' INNER CIRCLE FUND                             MCKEE INTERNATIONAL
                                                            EQUITY PORTFOLIO

                                            NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                        INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)             OVERSEEN BY                 OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS               BOARD MEMBER              HELD BY BOARD MEMBER(3)
-------------------------------------   -----------------   ----------------------------------------
Attorney, Solo Practitioner since               30          Trustee of The Advisors' Inner Circle
1994. Partner, Dechert, Price &                             Fund II, Bishop Street Funds and U.S.
Rhoads (law firm), September                                Charitable Gift Trust, SEI Asset
1987-December 1993.                                         Allocation Trust, SEI Daily Income
                                                            Trust, SEI Institutional International
                                                            Trust, SEI Institutional Investments
                                                            Trust, SEI Institutional Managed Trust,
                                                            SEI Liquid Asset Trust, SEI Tax Exempt
                                                            Trust, and SEI Alpha Strategy
                                                            Portfolios, L.P.

Chief Executive Officer,                        30          Trustee of the Advisors' Inner Circle
Newfound Consultants, Inc. since                            Fund II, Bishop Street Funds, State
April 1997.                                                 Street Navigator Securities Lending
                                                            Trust, SEI Asset Allocation Trust, SEI
                                                            Daily Income Trust, SEI Institutional
                                                            International Trust, SEI Institutional
                                                            Investments Trust, SEI Institutional
                                                            Managed Trust, SEI Liquid Asset Trust,
                                                            SEI Tax Exempt Trust, and SEI Alpha
                                                            Strategy Portfolios, L.P., Director of
                                                            SEI Opportunity Fund, L.P., and SEI
                                                            Structured Credit Fund, L.P., member of
                                                            the independent review committee for
                                                            SEI's Canadian-registered mutual funds.

Vice President Compliance, AARP                 30          Trustee of The Advisors' Inner Circle
Financial Inc. since 2008. Self-                            Fund II and Bishop Street Funds.
Employed Legal and Financial Services
Consultant since 2003. Counsel to
State Street Bank Global Securities
and Cash Operations from 1995 to
2003.

Self-Employed Business Consultant,              30          Trustee of The Advisors' Inner Circle
Business Project Inc. since 1997.                           Fund II and Bishop Street Funds.
CEO and President, United Grocers                           Director of Oregon Transfer Co.
Inc. from 1997 to 2000.

Retired.                                        30          Director, Federal Agricultural Mortgage
                                                            Corporation. Trustee of The Advisors'
                                                            Inner Circle Fund II and Bishop Street
                                                            Funds.

------------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                        TERM OF
                                 POSITION(S)          OFFICE AND
      NAME, ADDRESS,              HELD WITH            LENGTH OF
          AGE(1)                  THE TRUST         TIME SERVED(2)
-------------------------   ---------------------   --------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

JAMES K. DARR                      Trustee           (Since 2008)
65 yrs. old

OFFICERS

PHILIP T. MASTERSON               President          (Since 2008)
45 yrs. old

MICHAEL LAWSON              Treasurer, Controller    (Since 2005)
49 yrs. old                  and Chief Financial
                                   Officer

RUSSELL EMERY                 Chief Compliance       (Since 2006)
46 yrs. old                        Officer

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

                                            NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                        INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS              MEMBER/OFFICER         HELD BY BOARD MEMBER/OFFICER(3)
-------------------------------------   -----------------   ----------------------------------------
CEO, Office of Finance, FHL Banks               30          Director of Federal Home Loan Bank of
from 1992 to 2007.                                          Pittsburgh and Manna, Inc. Mortgage
                                                            Corporation and Trustee of the Advisors'
                                                            Inner Circle Fund II and Bishop Street
                                                            Funds.

Managing Director of SEI Investments           N/A                             N/A
since 2006. Vice President and
Assistant Secretary of the
Administrator from 2004 to 2006.
General Counsel of Citco Mutual Fund
Services from 2003 to 2004. Vice
President and Associate Counsel for
the Oppenheimer Funds from 2001 to
2003.

Director, SEI Investments, Fund                N/A                             N/A
Accounting since July 2005. Manager,
SEI Investments AVP from April 1995
to February 1998 and November 1998 to
July 2005.

Chief Compliance Officer of SEI                N/A                             N/A
Structured Credit Fund, LP and SEI
Alpha Strategy Portfolios, LP since
June 2007. Chief Compliance Officer
of SEI Opportunity Fund, L.P., SEI
Institutional Managed Trust, SEI
Asset Allocation Trust, SEI
Institutional International Trust,
SEI Daily Income Trust, SEI Liquid
Asset Trust and SEI Tax Exempt Trust
since March 2006. Director of
Investment Product Management and
Development at SEI Investments since
February 2003. Senior Investment
Analyst - Equity team, SEI
Investments from March 2000 to
February 2003.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                        TERM OF
                                 POSITION(S)          OFFICE AND
      NAME, ADDRESS,              HELD WITH            LENGTH OF
          AGE(1)                  THE TRUST           TIME SERVED
-------------------------   ---------------------   --------------
OFFICERS (CONTINUED)

JOSEPH M. GALLO              Vice President and      (Since 2007)
36 yrs. old                       Secretary

CAROLYN F. MEAD               Vice President and     (Since 2007)
52 yrs. old                  Assistant Secretary

JAMES NDIAYE                  Vice President and     (Since 2004)
41 yrs. old                  Assistant Secretary

TIMOTHY D. BARTO              Vice President and     (Since 2000)
41 yrs. old                  Assistant Secretary

MICHAEL BEATTIE                 Vice President       (Since 2009)
44 yrs. old

ANDREW S. DECKER                 AML Officer         (Since 2008)
46 yrs. old

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

                                            NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                        INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)             OVERSEEN BY                 OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                 OFFICER                     HELD BY OFFICER
-------------------------------------   -----------------   ----------------------------------------
Corporate Counsel of SEI Investments           N/A                             N/A
since 2007; Associate Counsel,
ICMA-RC 2004 to 2007; Federal
Investigator, U.S. Department of
Labor 2002 to 2004; U.S. Securities
and Exchange Commission-Division of
Investment Management, 2003

Corporate Counsel of SEI Investments           N/A                             N/A
since 2007; Associate, Stradley,
Ronon, Stevens & Young 2004 to 2007;
Counsel at ING Variable Annuities
from1999 to 2002.

Employed by SEI Investments Company            N/A                             N/A
since 2004. Vice President, Deutsche
Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius
LLP from 2000-2003. Counsel,
Assistant Vice President, ING
Variable Annuities Group from
1999-2000.

General Counsel, Vice President and            N/A                             N/A
Assistant Secretary of SEI
Investments Global Funds Services
since 1999; Associate, Dechert (law
firm) from 1997-1999; Associate,
Richter, Miller & Finn (law firm)
from 1994-1997.

Director of Client Services at SEI             N/A                             N/A
since 2004.

Compliance Officer and Product                 N/A                             N/A
Manager, SEI Investments, 2005-2008.
Vice President, Old Mutual Capital,
2000-2005. Operations Director,
Prudential Investments, 1998-2000.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Portfolio is designating the following items with regard to distributions paid during the year.

                                            QUALIFYING FOR                                              FOREIGN INVESTORS
                                               CORPORATE                                          -----------------------------
  LONG TERM      ORDINARY                      DIVIDEND     QUALIFYING      U.S.       INTEREST    SHORT-TERM
CAPITAL GAIN      INCOME         TOTAL        RECEIVABLE     DIVIDEND    GOVERNMENT     RELATED   CAPITAL GAIN       FOREIGN
DISTRIBUTION  DISTRIBUTIONS  DISTRIBUTIONS   DEDUCTION (1)  INCOME (2)  INTEREST (3)  INCOME (4)  DIVIDENDS (5)  TAX CREDIT (6)
------------  -------------  -------------  --------------  ----------  ------------  ----------  -------------  --------------
    7.42%         92.58%        100.00%          0.00%        100.00%       0.00%        1.78%        0.00%           7.74%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND -- MCKEE INTERNATIONAL EQUITY PORTFOLIO WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT, NEW JERSEY AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE INTERNAL REVENUE CODE ("IRC") WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(6) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE OF "QUALIFYING FOREIGN TAXES" AS A PERCENTAGE OF ORDINARY DISTRIBUTIONS DURING THE FISCAL YEAR ENDED OCTOBER 31, 2009 AMOUNTING TO $510,476 ARE EXPECTED TO BE PASSED THROUGH TO THE SHAREHOLDERS AS FOREIGN TAX CREDITS ON FORM 1099-DIV FOR THE YEAR ENDING DECEMBER 31, 2009. IN ADDITION, FOR THE YEAR ENDED OCTOBER 31, 2009, GROSS FOREIGN SOURCE INCOME AMOUNTED TO $5,471,192 FOR THE MCKEE INTERNATIONAL EQUITY PORTFOLIO.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2009. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2009 FORM 1099-DIV.

                                      NOTES

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-625-3346

                                    ADVISER:
                                C.S. McKee, L.P.
                               One Gateway Center
                              Pittsburgh, PA 15222

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

CSM-AR-001-0800

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                                2009                                                2008
                           ---------------------------------------------   -----------------------------------------------------
                                          All fees and    All other fees                                          All other fees
                           All fees and    services to   and services to                        All fees and     and services to
                            services to      service         service        All fees and        services to          service
                             the Trust     affiliates    affiliates that   services to the        service        affiliates that
                             that were      that were    did not require   Trust that were    affiliates that    did not require
                           pre-approved   pre-approved     pre-approval     pre-approved     were pre-approved     pre-approval
                           ------------   ------------   ---------------   ---------------   -----------------   ---------------
(a)   Audit Fees             $232,354          $0               $0             $246,200              $0                 $0
(b)   Audit-Related Fees     $      0          $0               $0             $      0              $0                 $0
(c)   Tax Fees               $      0          $0               $0             $      0              $0                 $0
(d)   All Other Fees         $      0          $0               $0             $      0              $0                 $0

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                                2009                                                2008
                           ---------------------------------------------   -----------------------------------------------------
                                          All fees and   All other fees                                           All other fees
                           All fees and    services to   and services to                        All fees and     and services to
                           services to       service         service         All fees and       services to          service
                            the Trust      affiliates    affiliates that   services to the        service        affiliates that
                            that were       that were    did not require   Trust that were    affiliates that    did not require
                           pre-approved   pre-approved    pre-approval       pre-approved    were pre-approved     pre-approval
                           ------------   ------------   ---------------   ---------------   -----------------   ---------------
(a)   Audit Fees               $245,808        N/A             N/A             $316,360             N/A                N/A
(b)   Audit-Related Fees            N/A        N/A             N/A                  N/A             N/A                N/A
(c)   Tax Fees                      N/A        N/A             N/A                  N/A             N/A                N/A
(d)   All Other Fees                N/A        N/A             N/A                  N/A             N/A                N/A

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     N/A
Tax Fees              0%     N/A
All Other Fees        0%     N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date: January 4, 2010